NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS - Potential shares of common stock (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive	11,513,547	12,542,981	14,419,123	12,542,981	9,691,497	12,737,670
Series A common stock upon conversion of redeemable convertible preferred stock A
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive		4,214,422		4,214,422		4,214,422
Series A common stock upon conversion of redeemable convertible preferred stock B
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive		7,288,333		7,288,333		7,288,333
Non-vested shares of Series C common stock
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive		718,003		718,003		912,692
Warrants to Purchase Redeemable Convertible Preferred Stock B, As-Converted
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive		322,223		322,223
Warrant
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive	6,512,057		6,512,057
Options to purchase common stock
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive	1,465,817		1,465,817
Senior and Subordinated Convertible Notes
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive					3,179,410
Senior Convertible Notes
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive			3,083,601
Subordinated Convertible Notes
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive	3,535,673		3,357,648
Shares subject to warrants to purchase common stock
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive					6,512,087	322,223